CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $		$ 8,667		$ 6,667
Ordinary shares, par value per share | ₪ / shares	₪ 0.25		₪ 0.25
Ordinary shares, shares authorized		28,000,000		28,000,000
Ordinary shares, shares issued		19,998,745		16,214,228
Ordinary shares, shares outstanding		19,998,745		16,214,228